Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	$ 9,924	$ 5,929	$ 46
Cost of revenue [Member]
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	606	317	6
Research and development [Member]
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	5,141	3,034	22
Selling and Marketing Expense [Member]
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	2,399	1,302	4
General and administrative [Member]
Schedule of Company’s RSU’s [Line Items]
Total stock-based compensation-RSUs	$ 1,778	$ 1,276	$ 14